Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2018	2017
Argentine Peso / U.S. Dollar	(186,867)	(64,482)
Euro / U.S. Dollar	(175,419)	(365,926)

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2018		2017
	Amount in thousands of U.S. dollars	%	Amount in thousands of U.S. dollars	%
Fixed rate (*)	520,471	97%	946,215	98%
Variable rate	18,536	3%	19,644	2%
Total	539,007		965,859

Disclosure of detailed information about financial instruments at fair value by category and levels [text block]

		Measurement Categories				At Fair Value
December 31, 2018	Carrying amount	Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	428,361	268,163	-	160,198	160,198	-	-
Other investments	487,734	300,410	166,094	21,230	168,165	19,159	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	300,410	300,410	-	-	-	-	-
Certificates of deposits	198,912	198,912	-	-	-	-	-
Commercial papers	9,932	9,932	-	-	-	-	-
Other notes	91,566	91,566	-	-	-	-	-
Bonds and other fixed income	187,324	-	166,094	21,230	168,165	19,159	-
U.S. government securities	1,077	-	1,077	-	1,077	-	-
Non - U.S. government securities	24,912	-	24,912	-	24,912	-	-
Corporates securities	142,176	-	140,105	2,071	142,176	-	-
Structured notes	19,159	-	-	19,159	-	19,159	-
Derivative financial instruments	9,173	-	-	9,173	-	9,173	-
Other Investments Non-current	118,155	-	113,830	4,326	113,830	-	4,326
Bonds and other fixed income	113,830	-	113,830	-	113,830	-	-
Other investments	4,326	-	-	4,326	-	-	4,326
Trade receivables	1,737,366	1,737,366	-	-	-	-	-
Receivables C and NC (*)	307,790	139,474	48,711	-	-	52	48,659
Other receivables	188,185	139,474	48,711	-	-	52	48,659
Other receivables (non-financial)	119,605	-	-	-	-	-	-
Total		2,445,413	328,635	194,927	442,193	28,384	52,985
Liabilities
Borrowings C and NC	539,007	539,007	-	-	-	-	-
Trade payables	693,673	693,673	-	-	-	-	-
Derivative financial instruments	11,978	-	-	11,978	-	11,978	-
Total		1,232,680	-	11,978	-	11,978	-

		Measurement Categories				At Fair Value
December 31, 2017	Carrying Amount	Loans & Receivables	Held to Maturity	Available for sale	Fair value through profit and loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	330,221	150,948	-	-	179,273	179,273	-	-
Cash at banks	150,948	150,948	-	-	-	-	-	-
Liquidity funds	66,033	-	-	-	66,033	66,033	-	-
Short – term investments	113,240	-	-	-	113,240	113,240	-	-
Other investments	1,192,306	-	220,838	-	971,468	459,476	511,992	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	437,406	-	-	-	437,406	9,943	427,463	-
Certificates of deposits	297,788	-	-	-	297,788	-	297,788	-
Commercial papers	9,943	-	-	-	9,943	9,943	-	-
Other notes	129,675	-	-	-	129,675	-	129,675	-
Bonds and other fixed income	754,800	-	220,838	-	533,962	449,533	84,429	-
U.S. government securities	130,477	-	-	-	130,477	130,477	-	-
Non - U.S. government securities	161,063	-	36,283	-	124,780	124,780	-	-
Corporates securities	378,831	-	184,555	-	194,276	194,276	-	-
Structured notes	68,044	-	-	-	68,044	-	68,044	-
Mortgage and asset-backed securities	16,385	-	-	-	16,385	-	16,385	-
Others	100	-	-	-	100	-	100	-
Other Investments Non- current	128,335	-	123,498	-	4,837	-	-	4,837
Bonds and other fixed income	123,498	-	123,498	-	-	-	-	-
Other investments	4,837	-	-	-	4,837	-	-	4,837
Trade receivables	1,214,060	1,214,060	-	-	-	-	-	-
Receivables C and NC	327,258	176,716	-	-	8,230	-	8,230	-
Foreign exchange derivatives contracts	8,230	-	-	-	8,230	-	8,230	-
Other receivables	176,716	176,716	-	-	-	-	-	-
Other receivables (non-financial)	142,312	-	-	-	-	-	-	-
Available for sale assets	21,572	-	-	21,572	-	-	-	21,572
Total		1,541,724	344,336	21,572	1,163,808	638,749	520,222	26,409
Liabilities
Borrowings C and NC	965,859	965,859	-	-	-	-	-	-
Trade payables	750,739	750,739	-	-	-	-	-	-
Other liabilities	197,504	-	-	-	39,799	-	39,799	-
Foreign exchange derivatives contracts	39,799	-	-	-	39,799	-	39,799	-
Other liabilities (non-financial)	157,705	-	-	-	-	-	-	-
Total		1,716,598	-	-	39,799	-	39,799	-

Disclosure of fair value measurement of assets [text block]
	Year ended December 31,
	2018	2017
	Assets / Liabilities
At the beginning of the year	26,409	23,242
Addition / (Decrease)	26,768	3,117
Currency translation adjustment and others	(192)	50
At the end of the year	52,985	26,409